Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of other accounts payable
	December 31,
	2021	2020

Employees and related expenses	$828	$713
Accrued expenses	199	307
Deferred revenues (*)	87	634
	1,114	1,654

(*)	See also Notes 6D, 6E and 6H below.